Intrepid Disciplined Value Fund
Intrepid Disciplined Value Fund
Investment Objective:
The Intrepid Disciplined Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Intrepid Disciplined Value Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Intrepid Disciplined Value Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distributions and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses		1.34%	1.09%
Fee Waiver and/or Expense Reimbursement	[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.30%	1.05%
[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Institutional Class shares.
[2]	Intrepid Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund's average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.05% of the average daily net assets for the Institutional Class shares. Accordingly, Total Fund Operating Expenses have been restated to reflect the fee waiver in effect. This expense limitation agreement will continue in effect until January 31, 2018. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Intrepid Disciplined Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	132	421	730	1,609
Institutional Class	107	343	597	1,325

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:
Under normal conditions, the Fund invests in a diversified portfolio of equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depositary Receipts (“ADRs”).  The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund seeks to invest in equity securities whose future prospects are misunderstood or not fully recognized by the market.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional equity securities.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.

•
Small and Medium Capitalization Company Risk:  The Fund may invest in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
ADR Risk:  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund’s after-tax performance.

•
Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the only Class currently available for sale).  The table shows how the Fund’s average annual returns over 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this Prospectus.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Disciplined Value Fund – Investor Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	June 30, 2009	14.85%
Worst Quarter	December 31, 2008	-17.56%

Average Annual Total Returns (For the period ended December 31, 2016)
Average Annual Returns - Intrepid Disciplined Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	12.02%	8.77%	5.83%	Oct. 31, 2007
After Taxes on Distributions | Investor Class	Investor Class Return After Taxes on Distributions	10.96%	6.96%	4.46%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	7.68%	6.61%	4.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.40%	Oct. 31, 2007
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	6.55%	Oct. 31, 2007

The Fund uses the Russell 3000® Total Return Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.